Other employee benefits (Schedule of net benefit liability for other employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Employee Benefits [Line Items]
Unfunded benefit obligation	$ 81.5	$ 103.2	$ 87.2
Vacation accrual and other - non-current	2.3	2.5
Net liability	$ 83.8	$ 105.7